DIVESTITURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Proceeds from divestitures	$ 1,649.2	$ 341.7
U.S. Solid Waste Business Divestiture
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line items]
Proceeds from divestitures	1,649.2
Gain on divestiture	$ 575.0